RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
Administrative fees and share issuance costs	$ 11,880	$ 9,735	$ 15,510	$ 12,540
Fees paid to the entity controlled by CFO	3,000	3,000	6,000	6,000
Fees paid to the entity controlled by a Director	550	4,840	550	12,705
Equity settled share-based compensation	$ 0	$ 0	$ 0	$ 0